Financial Assets	12 Months Ended
Dec. 31, 2024
Financial Assets
Financial Assets

(11)Financial Assets

Details of non-current financial assets on the consolidated balance sheet at 31 December 2024 and 2023 are as follows:

		Thousands of Euros
	Reference	31/12/2024	31/12/2023
Other non-current investments		422,258	11,139
Non-current derivatives	Note 30	1,181	1,043
Total Non-current financial assets measured at fair value		423,439	12,182
Non-current guarantee deposits		9,420	8,872
Other non-current financial assets	(a)	37,718	18,996
Non-current loans	(b)	19,915	136,626
Total Non-current financial assets measured at amortized cost		67,053	164,494

In Non-current guarantee deposits, there are long-term deposits with related parties that amount Euros 943 thousand at 31 December 2024 (Euros 934 thousand at 31 December 2023) (note 31).

The remaining 6.58% interest in SRAAS shares is included under “Other non-current investments”. This investment has been considered a financial asset measured at fair value with changes in ‘Other Comprehensive Income of financial investments’ whose fair value at December 31, 2024 has been calculated on the basis of the SRAAS share price at that date (CNY 7.22 per share) in the amount of Euros 416,131 thousand recognizing a loss under the heading of other comprehensive income of Euros 18,351 thousand net of tax.

Details of current financial assets on the consolidated balance sheet at 31 December 2024 and 2023 are as follows:

		Thousands of Euros
	Reference	31/12/2024	31/12/2023
Current derivatives	Note 31	6,064	23,644
Total Non-current financial assets measured at fair value		6,064	23,644

		Thousands of Euros
	Reference	31/12/2024	31/12/2023
Deposits and guarantees		3,000	325
Other current financial assets	(a)	21,179	14,926
Current loans	(b)	213,331	101,337
Total other current financial assets measured at amortized cost		237,510	116,588

a)	Other non-current and current financial assets

Details of other non-current and current financial assets are as follows:

		Thousands of Euros
	Reference	31/12/2024	31/12/2023
Other financial assets with associated parties	Note 31	418	418
Other financial assets with third parties		58,479	33,504
Total other non-current and current financial assets		58,897	33,922

b)Non-current and current loans

Details of non-current and current loans are as follows:

		Thousands of Euros
	Reference	31/12/2024	31/12/2023
Loans to related parties	Note 31	214,119	216,426
Loans to third parties		19,127	21,537
Total current and non-current loans		233,246	237,963

“Loans to related parties” includes by an amount of Euros 82,255 thousand (Euros 101,217 thousand as of 31 December 2023) the open balance of the cash pooling that Haema GmbH and BPC Plasma, Inc. have with Scranton Plasma B.V. (note 31). Despite their maturity date being 2027, these have been maintained in the short term as their recovery is expected through the collection of dividends in the coming year. Both in 2024 and 2023, BPC Plasma Inc. distributed to its shareholder Scranton Plasma B.V. a dividend without cash outflow compensating “Loans to related parties”. In 2024 the dividend amounted Euros 39,509 thousand, being the dividend distributed in 2023 the result of the previous 4 years for a value of Euros 266,406 thousand. This distribution had an impact against the Group’s non- controlling interests reserves (see note 19). Furthermore, through the execution of a quota transfer agreement on 31 October 2024, Grifols Worldwide Operations Limited (“GWWO”) as purchaser, acquired 100% of the share capital of Haema Plasma Kft, from Scranton Plasma B.V., as seller (the “SPA”), all of which in exchange of Euros 35,000 thousand (the “Purchase Price”). The Purchase Price has been paid by GWWO to Scranton Plasma B.V. through the partial assignment by GWWO to Scranton Plasma B.V. of part of certain receivable held by GWWO against Haema GmbH (under certain advance payment made in the past by GWWO to Haema GmbH for the purchase of plasma (the “Plasma Advance Receivable”)) in the amount of the Purchase Price (the “Assigned Receivable”). Now therefore, the amount of the Plasma Advance Receivable has been reduced in the amount of the Assigned Receivable. In turn and in addition, upon receipt by Scranton Plasma B.V. of the Assigned Receivable, Scranton Plasma B.V., as creditor under the Assigned Receivable against Haema GmbH, as debtor thereunder, has settled its debt position under the cash- pooling financing agreement in the amount of the Assigned Receivable (and hence, the amount outstanding under the cash-pooling arrangement between Haema GmbH, as creditor and Scranton Plasma B.V., as debtor, has been reduced in the amount of the Assigned Receivable).

Additionally, this caption includes the loan granted to Scranton Enterprises BV by the Group related to the payment of the sale of the shares of BPC Plasma, Inc. and Haema, GmbH (note 31). The initial amount of the loan was US Dollars 95,000 thousand (Euros 86,969 thousand). Furthermore, in 2023 an additional amount of Euros 15,000 thousand was drawn under the same terms as the original loan. As of 31 December 2024, the recorded amount stands at Euros 131,864 thousand, including accrued and capitalized interest to date (Euros 115,209 thousand as of 31 December 2023).